Income Taxes - Summary of Reconciliation Between Tax Expense and Income Before Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Applicable tax rate	30.00%	30.00%	30.00%
Income tax from prior years	(0.38%)	(2.66%)	(0.50%)
(Loss) on monetary position for subsidiaries in hyperinflationary economies	(0.62%)	(0.50%)	(0.96%)
Annual inflation tax adjustment	0.73%	0.78%	(0.32%)
Non-deductible expenses	2.49%	3.92%	2.43%
Non-taxable income	0.00%	0.00%	(0.78%)
Income taxed at a rate other than the Mexican statutory rate	0.08%	1.28%	1.69%
Effect of restatement of tax values	(1.81%)	(1.47%)	(3.38%)
Effect of change in statutory rate	(0.23%)	(0.52%)	(0.38%)
Income tax credits	(10.34%)	(0.18%)	(0.13%)
Tax loss	13.80%	(1.01%)	1.04%
Other	0.04%	1.04%	1.89%
Total	33.76%	30.68%	30.60%